FINANCIAL AND CAPITAL RISK MANAGEMENT - Commodity price risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Futures contracts
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	¥ 17,311	¥ 3,175
Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Percentage of reasonably possible increase in assumption	3.00%	3.00%
Percentage of reasonably possible decrease in assumption	3.00%	3.00%
Commodity price risk | Primary aluminum
FINANCIAL AND CAPITAL RISK MANAGEMENT
Increase (decrease) in profit or loss due to reasonably possible increase in assumption	¥ (5,000)	¥ (40,000)
Increase (decrease) in profit or loss due to reasonably possible decrease in assumption	5,000	40,000
Commodity price risk | Primary aluminum | Futures contracts | Financial liabilities at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial liability	27,000	1,000
Commodity price risk | Primary aluminum | Futures contracts | Financial assets at fair value through profit or loss
FINANCIAL AND CAPITAL RISK MANAGEMENT
Fair values of the outstanding financial asset	¥ 17,000	¥ 3,000